Note 8. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 8. Commitments and Contingencies

8. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases premises under an operating lease with a five year term in Cambridge, Ontario. Minimum lease commitments under the lease as at December 31, 2012 were:

2013	$80,414
2014	81,942
2015	83,103
2016	83,103
2017	41,857
$370,419

Contingencies

The Company has been named as a co-defendant in a claim by a customer, who is seeking damages of $10,000,000 and return of a deposit of $150,000 which was received by the Company under a Value-Added Reseller arrangement. The Company has filed a counterclaim against the customer for damages of $9,548,560 resulting from the plaintiff’s breach of contract plus punitive damages of $1,000,000 for negligence and loss of business reputation.

Management of the Company believes these claims are without merit and has accrued $150,000 in the financial statements in regards to this claim, as management believes this represents the maximum amount the Company may ultimately be required to pay.